SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Extractive Industries [Abstract]
Oil and gas property - subject to amortization	$ 31,822,522	$ 31,807,148
Accumulated depletion	(10,912,732)	(10,597,075)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property - subject to amortization, net	9,050,607	9,350,890
Oil and gas property - not subject to amortization	1,224,667	1,224,667
Accumulated impairment
Oil and gas property - not subject to amortization	$ 1,224,667	$ 1,224,667